Trade Accounts Receivable, Net - Trade Accounts Receivable, Net (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable	$ 1,015	$ 1,061
Provision for doubtful accounts	(10)	(15)
Total	$ 1,005	$ 1,046